Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2021
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates.  Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency hedges to convert its foreign currency payments into its functional currency.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the New Israeli Shekel (“NIS”) and the CAD against the USD and the exchange rates between the USD and each of the NIS and the CAD at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against USD		USD
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2021	0.20%	2.20%	(6.72%)	(10.64%)	3.33	1.26
3/31/2020	0.00%	0.89%	(1.65%)	6.02%	3.57	1.41

(1)	Per Bank of Israel.
(2)	Per J.P. Morgan Chase.

The Company enters into separate forward contracts to purchase the NIS and the CAD on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in USD due to changes in the respective exchange rates.  At March 31, 2021, the forward contracts to purchase the NIS are for a total amount of $54,500, at a weighted-average forward rate of 3.33 NIS per USD, which are settled in seventeen (17) monthly settlements of $3,750 for ten (10) months, $2,500 for six (6) months, and $2,000 for one (1) month.  The Company recorded a net gain (loss) of $190, $178 and ($2,530) for the years ended March 31, 2021, 2020, and 2019, respectively, for the contracts to purchase the NIS.

The forward contracts to purchase the CAD are for a total amount of $10,203, at a weighted-average forward rate of CAD 1.26 per USD, which are settled in seven (7) monthly installments of approximately $2,066 for four (4) months, $821 for two (2) months, and $298 for one (1) month . The Company recorded a net gain (loss) of $267, ($629) and $2,545, for the years ended March 31, 2021, 2020, and 2019, respectively, for the contracts to purchase the CAD.

There is no collateral for these hedges.

At March 31, 2021, the Company had derivative instruments designated as hedging instruments, which have been accounted for in accordance with ASU No. 2017-12, “Derivatives and Hedging (Topic 815).”